Financial asset at fair value through other comprehensive income	12 Months Ended
Dec. 31, 2022
Disclosure of financial assets [abstract]
Financial asset at fair value through other comprehensive income

12.	Financial asset at fair value through other comprehensive income

	As of December 31,
	2021	2022
	RMB’000	RMB’000
Investment (Note i)	—	129,060

(i)	Investment
The Group invested in an investee company in the form of ordinary shares without significant influence, which is measured at fair value through other comprehensive income. For the major assumptions used in the valuation for the investment, please refer to Note
3
.3.

	As of December 31,
	2021	2022
	RMB’000	RMB’000
At the beginning of the year	—	—
Additions (Note i)	—	139,203
Fair value change	—	(10,143)

At the end of the year	—	129,060

(i)
During the year ended December 31, 2022, the Group invested in a company engaging in insurance industry for
 RMB139.2
million, and the Group recognised fair value loss of
RMB10.1
million during the year.